Earnings per share - Basic and Diluted Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share
Net income for the year of the Company, Continuing operations			R$ 1,498,981
Net income for the year of the Company, Discontinued operations			301,858
Net income for the year of the Company	R$ 2,362,740	R$ 2,439,795	R$ 1,800,839
Weighted average number of shares outstanding (in thousands), Continuing operations			1,091,990
Weighted average number of shares outstanding (in thousands), Discontinued operations			1,091,990
Weighted average number of shares outstanding (in thousands)	1,102,130	1,095,469	1,091,990
Basic earnings per share – R$, Continuing operations	R$ 2.1438	R$ 2.2272	R$ 1.3727
Basic earnings per share – R$, Discontinued operations	0	0	0.2764
Basic earnings per share - R$	R$ 2.1438	R$ 2.2272	R$ 1.6491
Diluted earnings per share
Net income for the year of the Company, Continuing operations			R$ 1,498,981
Net income for the year of the Company, Discontinued operations			301,858
Net income for the year of the Company	R$ 2,362,740	R$ 2,439,795	R$ 1,800,839
Weighted average number of outstanding shares (in thousands), including dilution effects, Continuing operations			1,098,692
Weighted average number of outstanding shares (in thousands), including dilution effects, Discontinued operations			1,098,692
Weighted average number of outstanding shares (in thousands), including dilution effects	1,117,595	1,104,942	1,098,692
Diluted earnings per share – R$, Continuing operations	R$ 2.1141	R$ 2.2081	R$ 1.3643
Diluted earnings per share – R$, Discontinued operations	0	0	0.2747
Diluted earnings per share - R$	R$ 2.1141	R$ 2.2081	R$ 1.6391
Weighted average number of shares (in thousands)
Weighted average number of shares for basic earnings per share	1,102,130	1,095,469	1,091,990
Subscription warrants	3,051	3,334	3,445
Stock plan	12,414	6,139	3,257
Weighted average number of shares for diluted earnings per share	1,117,595	1,104,942	1,098,692